April 3, 2007

Supplement to the

Quant Funds Ordinary and Institutional Shares Prospectus

Dated November 1, 2006

The following replaces the corresponding section of the prospectus. Please refer to the prospectus for the main text of the supplemented section.

The Advisors and Portfolio Management

Quant Emerging Markets Fund

Advisor. PanAgora Asset Management, Inc. (“PanAgora”), 260 Franklin Street, Boston, MA 02110, serves as the investment subadviser to the Emerging Markets Fund. As of December 31, 2006, PanAgora had over $22 billion in assets under management in portfolios of institutional pension and endowment funds, among others. Putnam Investments LLC and Nippon Life Insurance Company are control persons of PanAgora. Prior to November 3, 2003, the Advisor to the Emerging Markets Fund was Independence Investments LLC (“Independence”).

Portfolio Management. The Emerging Markets Fund is managed by a team lead by David P. Nolan and Richard T. Wilk, CFA.

Portfolio manager	Portfolio manager experience in this Fund	Primary title with Advisor and investment experience
David P. Nolan, CFA	Since 2003

Portfolio Manager, Equity Investments

Investment professional since 1984; from 1999 to 2003 as a portfolio manager for the Fund at Independence Investment LLC and its predecessor company, Boston International Advisors; since 2003 with this Advisor

Richard T. Wilk, CFA	Since 2003; co-leader since April 2007	Director, Equity Investments Investment professional since 1985; since 1985 with this Advisor and its predecessor organization, the Structured Investment Products Group of The Boston Company
Samantha R. Louis Stevens	Since 2003	Portfolio Manager, Equity Investment Investment professional since 1998; from 1999 to 2003 as Trading Officer for Independence Investment Associates; since 2003 with this Advisor

1062-00-0407

©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member NASD, SIPC

April 3, 2007

Supplement to the

Quant Funds Ordinary and Institutional Shares

Statement of Additional Information

Dated November 1, 2006

The following replaces the corresponding section of the Statement of Additional Information (“SAI”). Please refer to the SAI for the main text of the supplemented section.

PORTFOLIO MANAGERS

The portfolio managers for each Fund are listed below.

In some instances a portfolio manager manages other investment companies and/or investment accounts in addition to the Quant Fund for which he or she serves as portfolio manager. The following tables show, as of the Funds’ most recent fiscal year end March 31, 2006, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

Quant Emerging Markets Fund (as of March 31, 2006)

Portfolio Manager: David P. Nolan (PanAgora)	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	1	$146 million	0	N/A
	Other Pooled Investment Vehicles	4	$453 million	0	N/A
	Other Accounts	0	N/A	0	N/A
Portfolio Manager: Richard T. Wilk (PanAgora)	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	2	$210 million	0	N/A
	Other Pooled Investment Vehicles	28	$5,742 million	0	N/A
	Other Accounts	0	N/A	0	N/A
Portfolio Manager: Samantha R. Louis (PanAgora)	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	1	$146 million	0	N/A

Other Pooled Investment Vehicles	4	$453 million	0	N/A
Other Accounts	0	N/A	0	N/A

The following table shows the dollar range of shares of a Fund that were beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year most recently ended.

Quant Fund and Portfolio Manager	Dollar Range of Equity Securities Owned

Small Cap	$0 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$100,001 - $500,000	Over $500,000
Robert A. von Pentz	None
Rhys Williams	None

Long/Short	$0 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$100,001 - $500,000	Over $500,000
All Portfolio Managers on Team (SSgA)	None

Emerging Markets	$0 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$100,001 - $500,000	Over $500,000
David P. Nolan (PanAgora)	None
Richard T. Wilk (PanAgora)		X
Samantha R. Louis	None

Foreign Value	$0 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$100,001 - $500,000	Over $500,000
Bernard R. Horn, Jr. (Polaris)					X

1063-00-0407

©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member NASD, SIPC